Exhibit 99.25

Title Itemized Report
Run Date - 1/23/2020 4:31:56 PM

AMC Loan ID	Loan Number	Customer Loan Number	Servicer Loan Number	Rating	Type	Exception	Event Level	Title Comments	Origination Date	Subject Lien Amount	State	Subject Mortgage Recording Date	Exceptions Recorded Before After Subject Mortgage	Most Current Title Evidence in File	Final Title Policy Effective Date	Does Exception Show on Schedule B	HUD1 Doc Status	Exception Paid on HUD1	Potential Indemnification for Liens Recorded Before Subject	Enhanced Review Comments	Delinquent Taxes Date	Delinquent Taxes Total	Total Senior Mortgages	Total Property Tax Liens	Total Senior HOA Liens	Total Senior Federal Tax Liens	Total Senior State Tax Liens	Total Senior Municipal Liens	Total Senior Child Support Liens	Total Senior Judgment Liens	Total Senior Other Liens	Total Junior Mortgages	Total Junior HOA Liens	Total Junior Federal Tax Liens	Total Junior State Tax Liens	Total Junior Municipal Liens	Total Junior Child Support Liens	Total Junior Other Liens	Total Junior Municipal Judgments	Total Junior Child Support Judgments	Total Junior HOA Judgments	Total Junior Other Judgments	Total Department of Justice Liens	Total Foreclosure Judgments	Total Code Violations